Cover	Jan. 31, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 31, 2025, Banzai International, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) reporting the Company’s entry into a Convertible Promissory Note (the “Note”) with YA II PN, LTD., a Cayman Islands exempt limited company (the “Investor”) in principal amount of $3,500,000 (the “Original Principal Amount”) to the Company, to be used as an advance under the outstanding Standby Equity Purchase Agreement entered into on December 14, 2023 by the Company and the Investor (the “SEPA). This Amendment No. 1 to the Original 8-K is being filed solely to correct Exhibit 10.4 to the Original 8-K, the Form of Convertible Promissory Note, which was not the final version of the Note and was inadvertently included, as well as to correctly disclose repayment terms within the Note. Item 1.01 and Exhibit 10.1 filed with this Amendment No. 1 to the Original 8-K replaces the disclosure contained in Item 1.01 and Exhibit 10.4 to the Original 8-K in its entirety. All other disclosures in, and exhibits to, the Original 8-K remain unchanged.
Document Period End Date	Jan. 31, 2025
Entity File Number	001-39826
Entity Registrant Name	Banzai International, Inc
Entity Central Index Key	0001826011
Entity Tax Identification Number	85-3118980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	435 Ericksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	(206)
Local Phone Number	414-1777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BNZI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BNZIW
Security Exchange Name	NASDAQ